Fees Summary	Jul. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,659,200.00
Total Fee Amount	229.14
Total Offset Amount	0.00
Net Fee	$ 229.14
Offering Table N/A
Offset Table N/A	N/A